Property and equipment - Summary of property and equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 316	$ 87
Property, plant and equipment	220	316	$ 87
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	552	269	288
Additions		337	6
Disposals		(70)
Foreign exchange	10	16	(25)
Property, plant and equipment	562	552	269
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(236)	(182)	(176)
Depreciation	(98)	(105)	(22)
Disposals		65
Foreign exchange	(9)	(14)	16
Property, plant and equipment	(342)	(236)	(182)
Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	40	35
Property, plant and equipment	25	40	35
Office equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	53	50	55
Foreign exchange	1	3	(5)
Property, plant and equipment	54	53	50
Office equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(23)	(15)	(8)
Depreciation	(6)	(7)	(8)
Disposals		0
Foreign exchange	0	(1)	1
Property, plant and equipment	(29)	(23)	(15)
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	11	18
Property, plant and equipment	8	11	18
Computer equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	114	143	149
Additions			6
Disposals		(33)
Foreign exchange	4	4	(12)
Property, plant and equipment	118	114	143
Computer equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(103)	(125)	(130)
Depreciation	(4)	(2)	(5)
Disposals		32
Foreign exchange	(3)	(8)	10
Property, plant and equipment	(110)	(103)	(125)
Feild Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	4
Property, plant and equipment	0	0	4
Feild Equipment [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		35	39
Disposals		(37)
Foreign exchange		2	(4)
Property, plant and equipment			35
Feild Equipment [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	(31)	(33)
Depreciation	0	0	(2)
Disposals		33
Foreign exchange	0	(2)	4
Property, plant and equipment	0	0	(31)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	26	30
Property, plant and equipment	22	26	30
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	44	41	45
Foreign exchange	1	3	(4)
Property, plant and equipment	45	44	41
Buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(18)	(11)	(5)
Depreciation	(5)	(6)	(7)
Disposals		0
Foreign exchange	0	(1)	1
Property, plant and equipment	(23)	(18)	(11)
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	249	0
Property, plant and equipment	165	249	0
Right-of-use assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	341
Additions		337
Foreign exchange	4	4
Property, plant and equipment	345	341
Right-of-use assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(92)	0	0
Depreciation	(83)	(90)	0
Disposals		0
Foreign exchange	(5)	(2)	0
Property, plant and equipment	$ (180)	$ (92)	$ 0